INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Tables
Temporary differences of assets and liabilities
	2018	2017
	$	$

Non-Capital Losses	6,168,981	5,046,141
Capital Losses	29,628	29,628
Property and Equipment	100,490	100,490

	6,299,099	5,176,259

Non-capital loss carryforwards
$

2026	313,100
2027	515,300
2028	367,400
2029	1,157,900
2030	307,400
2031	301,400
2032 to 2038	3,206,400

6,168,900

Statement of comprehensive loss
	2018	2017	2016
	$	$	$

Recovery of Income Tax Calculated at the Statutory Rate of 12% (2017 – 12.63%; 2016 – 13%)	(134,738)	(85,158)	(22,486)
Deferred Tax Assets Not Recognized	108,931	84,315	(21,519)
Expiration of Non-Capital Losses	-	-	-
Impact of Change in Substantively Enacted Tax Rates on Opening Deferred Tax Assets	25,807	843	44,005

Income Tax Expense	-	-	-